Restructuring Charges And Other Items (Restructuring And Other Charges) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Restructuring Cost and Reserve [Line Items]
Total restructuring and other related charges, Before-Tax Charges	$ 102		$ 394		$ 1,353
Total restructuring and other related charges, After-Tax Charges	66		242		853
Franklin, Virginia Mill - Closure Costs [Member]
Restructuring Cost and Reserve [Line Items]
Total restructuring and other related charges, Before-Tax Charges	(24)	[1]	315	[2]
Total restructuring and other related charges, After-Tax Charges	(15)	[1]	192	[2]
Severance charges			30
Environmental charges	(21)		36
Accelerated depreciation and other noncash charges			236
Albany, Oregon, Containerboard Mill - Closure Costs [Member]
Restructuring Cost and Reserve [Line Items]
Total restructuring and other related charges, Before-Tax Charges					469	[3]
Total restructuring and other related charges, After-Tax Charges					286	[3]
Severance charges					21
Environmental charges					9
Accelerated depreciation and other noncash charges					438
Early Debt Extinguishment Costs [Member]
Restructuring Cost and Reserve [Line Items]
Total restructuring and other related charges, Before-Tax Charges	32		35		185
Total restructuring and other related charges, After-Tax Charges	19		21		113
XPEDX Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Total restructuring and other related charges, Before-Tax Charges	49	[4]
Total restructuring and other related charges, After-Tax Charges	34	[4]
Severance charges	19
APPM Acquisition [Member]
Restructuring Cost and Reserve [Line Items]
Total restructuring and other related charges, Before-Tax Charges	18
Total restructuring and other related charges, After-Tax Charges	12
Temple-Inland Merger Agreement [Member]
Restructuring Cost and Reserve [Line Items]
Total restructuring and other related charges, Before-Tax Charges	20
Total restructuring and other related charges, After-Tax Charges	12
Write-Off Of Ohio Commercial Activity Tax Receivable [Member]
Restructuring Cost and Reserve [Line Items]
Total restructuring and other related charges, Before-Tax Charges			11
Total restructuring and other related charges, After-Tax Charges			7
Shorewood Packaging Reorganization [Member]
Restructuring Cost and Reserve [Line Items]
Total restructuring and other related charges, Before-Tax Charges			8
Total restructuring and other related charges, After-Tax Charges			5
Bellevue, Washington Container Facility - Closure Costs [Member]
Restructuring Cost and Reserve [Line Items]
Total restructuring and other related charges, Before-Tax Charges			7
Total restructuring and other related charges, After-Tax Charges			4
S&A Reduction Initiative [Member]
Restructuring Cost and Reserve [Line Items]
Total restructuring and other related charges, Before-Tax Charges			6
Total restructuring and other related charges, After-Tax Charges			4
Pineville, Louisiana Containerboard Mill - Closure Costs [Member]
Restructuring Cost and Reserve [Line Items]
Total restructuring and other related charges, Before-Tax Charges					102	[5]
Total restructuring and other related charges, After-Tax Charges					62	[5]
Severance charges					9
Environmental charges					10
Accelerated depreciation and other noncash charges					82
Valliant, Oklahoma, Containerboard Mill - Paper Machine Shutdown Costs [Member]
Restructuring Cost and Reserve [Line Items]
Total restructuring and other related charges, Before-Tax Charges					82	[6]
Total restructuring and other related charges, After-Tax Charges					50	[6]
Accelerated depreciation and other noncash charges					81
Etienne Mill - Severance And Other Costs [Member]
Restructuring Cost and Reserve [Line Items]
Total restructuring and other related charges, Before-Tax Charges					31	[4]
Total restructuring and other related charges, After-Tax Charges					31	[4]
Severance charges					19
Inverurie Mill - Closure Costs [Member]
Restructuring Cost and Reserve [Line Items]
Total restructuring and other related charges, Before-Tax Charges					23	[7]
Total restructuring and other related charges, After-Tax Charges					28	[7]
Severance charges					17
Other Restructuring And Other Charges [Member]
Restructuring Cost and Reserve [Line Items]
Total restructuring and other related charges, Before-Tax Charges	7		12		23
Total restructuring and other related charges, After-Tax Charges	4		9		14
Franklin, Virginia Paper Mill And Associated Operations - Closure Costs [Member]
Restructuring Cost and Reserve [Line Items]
Total restructuring and other related charges, Before-Tax Charges					290	[8]
Total restructuring and other related charges, After-Tax Charges					177	[8]
Severance charges					30
Accelerated depreciation and other noncash charges					258
2008 Overhead Reduction Program - Severance And Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Total restructuring and other related charges, Before-Tax Charges					148
Total restructuring and other related charges, After-Tax Charges					$ 92

[1]	Includes a pre-tax credit of $21 million related to the reversal of an environmental reserve.
[2]	Includes pre-tax charges of $236 million for accelerated depreciation, $36 million for environmental closure costs and $30 million for severance.
[3]	Includes pre-tax charges of $438 million for accelerated depreciation and other non cash charges, $21 million for severance and benefit costs and $9 million for environmental reserves.
[4]	Includes pre-tax charges of $19 million for severance.
[5]	Includes pre-tax charges of $82 million for accelerated depreciation and other noncash charges, $9 million for severance and $10 million for environmental reserves.
[6]	Includes pre-tax charges of $81 million for accelerated depreciation and other noncash charges.
[7]	Includes pre-tax charges of $17 million for severance.
[8]	Includes pre-tax charges of $258 million for accelerated depreciation and other noncash charges and $30 million for severance.